Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Expense Categories Reviewed by CODM	The table below summarizes the significant expense categories regularly reviewed by the CODM:

	Year Ended December 31,
	2025	2024	2023

Outsourced and contracted services for research and development	$(328)	$(639)	$(768)
Professional fees	(471)	(526)	(1,013)
Other segments items*	(12,849)	5,966	(2,351)

Net income (loss)	$(13,648)	$4,801	$(4,132)

(*)	Other segments items including mainly, changes in fair values of convertible notes and warrant liability, share based payment related to options and warrants grant, Horizon 2020 grant and others expense.